Approval of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2022
Statement of financial position [abstract]
Approval of the Consolidated Financial Statements	APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTSThe consolidated financial statements were approved and authorized for issue by the Board of Directors on March 28, 2023